Note 8 - Intangible assets, net: Schedule of Company's amortization expense for the next five years (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Company's amortization expense for the next five years

Amortization
expenses
Twelve months ending December 31, 2026	50,379
Twelve months ending December 31, 2027	50,379
Twelve months ending December 31, 2028	42,684
Twelve months ending December 31, 2029	42,684
Twelve months ending December 31, 2030	26,550
Thereafter	29,155
Total	$241,831